OPERATING EXPENSES (Details) - Schedule of Operating Expenses - Operating Expense [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Salaries		£ 2,482	£ 2,679	£ 2,750
Performance-based compensation		509	473	475
Social security costs		343	361	363
Pensions and other post-retirement benefit schemes (note 35)		705	625	555
Restructuring costs		249	24	241
Other staff costs		474	448	433
		4,762	4,610	4,817
Rent and rates		370	365	365
Repairs and maintenance		190	231	187
Other		169	134	120
		729	730	672
Communications and data processing		1,121	882	848
Advertising and promotion		197	208	198
Professional fees		287	328	265
UK bank levy		225	231	200
Other		653	814	873
		2,483	2,463	2,384
Depreciation of property, plant and equipment (note 26)		1,852	1,944	1,761
Amortisation of acquired value of in-force non-participating investment contracts (note 24)		40	34	37
Amortisation of other intangible assets (note 25)		513	392	582
		2,405	2,370	2,380
Goodwill impairment (note 23)			8
Total operating expenses, excluding regulatory provisions		10,379	10,181	10,253
Total operating expenses		11,729	12,346	12,627
Regulatory provisions		1,350	2,165	2,374
Payment Protection Insurance [Member]
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions		750	1,300	1,350
Other regulatory provisions [Member]
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions	[1]	£ 600	£ 865	£ 1,024

[1]	In 2016, regulatory provisions of £61 million were charged against income.